Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ALGER FUNDS II
Entity Central Index Key	0000092751
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000039961 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Responsible Investing Fund
Class Name	Class A
Trading Symbol	SPEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Responsible Investing Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Responsible Investing Fund (Class A / SPEGX)	$56	1.11%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%	[1]
Net Assets	$ 133,161,771
Holdings Count | Holding	59	[2]
Investment Company Portfolio Turnover	3.46%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$133,161,771
Total number of portfolio holdings[1]	59
Portfolio turnover rate	3.46%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	9.2%
Consumer Discretionary	10.7%
Consumer Staples	0.6%
Financials	6.1%
Health Care	4.6%
Industrials	7.1%
Information Technology	48.8%
Materials	0.4%
Real Estate	1.5%
Utilities	1.3%
Short-Term Investments and Other Net Assets	9.7%
100.0%
†	Based on net assets

C000068369 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Responsible Investing Fund
Class Name	Class C
Trading Symbol	AGFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Responsible Investing Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Responsible Investing Fund (Class C / AGFCX)	$102	2.04%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.04%	[3]
Net Assets	$ 133,161,771
Holdings Count | Holding	59	[4]
Investment Company Portfolio Turnover	3.46%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$133,161,771
Total number of portfolio holdings[1]	59
Portfolio turnover rate	3.46%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	9.2%
Consumer Discretionary	10.7%
Consumer Staples	0.6%
Financials	6.1%
Health Care	4.6%
Industrials	7.1%
Information Technology	48.8%
Materials	0.4%
Real Estate	1.5%
Utilities	1.3%
Short-Term Investments and Other Net Assets	9.7%
100.0%
†	Based on net assets

C000068370 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Responsible Investing Fund
Class Name	Class I
Trading Symbol	AGIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Responsible Investing Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Responsible Investing Fund (Class I / AGIFX)	$56	1.11%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%	[5]
Net Assets	$ 133,161,771
Holdings Count | Holding	59	[6]
Investment Company Portfolio Turnover	3.46%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$133,161,771
Total number of portfolio holdings[1]	59
Portfolio turnover rate	3.46%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	9.2%
Consumer Discretionary	10.7%
Consumer Staples	0.6%
Financials	6.1%
Health Care	4.6%
Industrials	7.1%
Information Technology	48.8%
Materials	0.4%
Real Estate	1.5%
Utilities	1.3%
Short-Term Investments and Other Net Assets	9.7%
100.0%
†	Based on net assets

C000174226 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Responsible Investing Fund
Class Name	Class Z
Trading Symbol	ALGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Responsible Investing Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Responsible Investing Fund (Class Z / ALGZX)	$47	0.94%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%	[7]
Net Assets	$ 133,161,771
Holdings Count | Holding	59	[8]
Investment Company Portfolio Turnover	3.46%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$133,161,771
Total number of portfolio holdings[1]	59
Portfolio turnover rate	3.46%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	9.2%
Consumer Discretionary	10.7%
Consumer Staples	0.6%
Financials	6.1%
Health Care	4.6%
Industrials	7.1%
Information Technology	48.8%
Materials	0.4%
Real Estate	1.5%
Utilities	1.3%
Short-Term Investments and Other Net Assets	9.7%
100.0%
†	Based on net assets

C000024978 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Spectra Fund
Class Name	Class A
Trading Symbol	SPECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class A / SPECX)	$75	1.53%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.53%	[9]
Net Assets	$ 4,294,094,753
Holdings Count | Holding	79	[10]
Investment Company Portfolio Turnover	21.01%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$4,294,094,753
Total number of portfolio holdings[1]	79
Portfolio turnover rate	21.01%
Long portfolio exposure	110.3%
Short portfolio exposure	(9.4)%
Net portfolio exposure	100.9%
Other net assets	(0.9)%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds and securities sold short.

Holdings [Text Block]
Sector Allocation †
Communication Services	11.0%
Consumer Discretionary	14.8%
Consumer Staples	(0.2)%
Energy	1.0%
Financials	1.6%
Health Care	7.9%
Industrials	8.3%
Information Technology	55.9%
Market Indices	(3.5)%
Materials	1.2%
Real Estate	0.3%
Utilities	2.5%
Short-Term Investments and Other Net Assets	(0.8)%
100.0%
†	Based on net assets

C000068367 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Spectra Fund
Class Name	Class C
Trading Symbol	ASPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class C / ASPCX)	$113	2.31%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.31%	[11]
Net Assets	$ 4,294,094,753
Holdings Count | Holding	79	[12]
Investment Company Portfolio Turnover	21.01%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$4,294,094,753
Total number of portfolio holdings[1]	79
Portfolio turnover rate	21.01%
Long portfolio exposure	110.3%
Short portfolio exposure	(9.4)%
Net portfolio exposure	100.9%
Other net assets	(0.9)%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds and securities sold short.

Holdings [Text Block]
Sector Allocation †
Communication Services	11.0%
Consumer Discretionary	14.8%
Consumer Staples	(0.2)%
Energy	1.0%
Financials	1.6%
Health Care	7.9%
Industrials	8.3%
Information Technology	55.9%
Market Indices	(3.5)%
Materials	1.2%
Real Estate	0.3%
Utilities	2.5%
Short-Term Investments and Other Net Assets	(0.8)%
100.0%
†	Based on net assets

C000068368 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Spectra Fund
Class Name	Class I
Trading Symbol	ASPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class I / ASPIX)	$75	1.53%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.53%	[13]
Net Assets	$ 4,294,094,753
Holdings Count | Holding	79	[14]
Investment Company Portfolio Turnover	21.01%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$4,294,094,753
Total number of portfolio holdings[1]	79
Portfolio turnover rate	21.01%
Long portfolio exposure	110.3%
Short portfolio exposure	(9.4)%
Net portfolio exposure	100.9%
Other net assets	(0.9)%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds and securities sold short.

Holdings [Text Block]
Sector Allocation †
Communication Services	11.0%
Consumer Discretionary	14.8%
Consumer Staples	(0.2)%
Energy	1.0%
Financials	1.6%
Health Care	7.9%
Industrials	8.3%
Information Technology	55.9%
Market Indices	(3.5)%
Materials	1.2%
Real Estate	0.3%
Utilities	2.5%
Short-Term Investments and Other Net Assets	(0.8)%
100.0%
†	Based on net assets

C000095102 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Spectra Fund
Class Name	Class Y
Trading Symbol	ASPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class Y / ASPYX)	$55	1.11%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.11%	[15]
Net Assets	$ 4,294,094,753
Holdings Count | Holding	79	[16]
Investment Company Portfolio Turnover	21.01%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$4,294,094,753
Total number of portfolio holdings[1]	79
Portfolio turnover rate	21.01%
Long portfolio exposure	110.3%
Short portfolio exposure	(9.4)%
Net portfolio exposure	100.9%
Other net assets	(0.9)%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds and securities sold short.

Holdings [Text Block]
Sector Allocation †
Communication Services	11.0%
Consumer Discretionary	14.8%
Consumer Staples	(0.2)%
Energy	1.0%
Financials	1.6%
Health Care	7.9%
Industrials	8.3%
Information Technology	55.9%
Market Indices	(3.5)%
Materials	1.2%
Real Estate	0.3%
Utilities	2.5%
Short-Term Investments and Other Net Assets	(0.8)%
100.0%
†	Based on net assets

C000206605 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Spectra Fund
Class Name	Class Z
Trading Symbol	ASPZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class Z / ASPZX)	$57	1.17%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.17%	[17]
Net Assets	$ 4,294,094,753
Holdings Count | Holding	79	[18]
Investment Company Portfolio Turnover	21.01%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$4,294,094,753
Total number of portfolio holdings[1]	79
Portfolio turnover rate	21.01%
Long portfolio exposure	110.3%
Short portfolio exposure	(9.4)%
Net portfolio exposure	100.9%
Other net assets	(0.9)%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds and securities sold short.

Holdings [Text Block]
Sector Allocation †
Communication Services	11.0%
Consumer Discretionary	14.8%
Consumer Staples	(0.2)%
Energy	1.0%
Financials	1.6%
Health Care	7.9%
Industrials	8.3%
Information Technology	55.9%
Market Indices	(3.5)%
Materials	1.2%
Real Estate	0.3%
Utilities	2.5%
Short-Term Investments and Other Net Assets	(0.8)%
100.0%
†	Based on net assets

C000138115 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Emerging Markets Fund
Class Name	Class Z
Trading Symbol	AZEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Emerging Markets Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Emerging Markets Fund (Class Z / AZEMX)	$53	0.99%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%	[19]
Net Assets	$ 21,647,190
Holdings Count | Holding	40	[20]
Investment Company Portfolio Turnover	28.74%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$21,647,190
Total number of portfolio holdings[1]	40
Portfolio turnover rate	28.74%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Geographical Allocation †
Argentina	1.5%
Brazil	7.8%
China	19.0%
Greece	3.4%
Hungary	2.9%
India	8.0%
Mexico	3.8%
Peru	2.1%
Philippines	2.4%
Poland	1.7%
Singapore	0.8%
South Africa	1.7%
South Korea	18.9%
Taiwan	17.0%
Turkey	1.8%
United States	4.0%
Short-Term Investments and Net Other Assets	3.2%
100.0%
†	Based on net assets

C000095099 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Emerging Markets Fund
Class Name	Class A
Trading Symbol	AAEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Emerging Markets Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Emerging Markets Fund (Class A / AAEMX)	$83	1.55%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.55%	[21]
Net Assets	$ 21,647,190
Holdings Count | Holding	40	[22]
Investment Company Portfolio Turnover	28.74%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$21,647,190
Total number of portfolio holdings[1]	40
Portfolio turnover rate	28.74%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Geographical Allocation †
Argentina	1.5%
Brazil	7.8%
China	19.0%
Greece	3.4%
Hungary	2.9%
India	8.0%
Mexico	3.8%
Peru	2.1%
Philippines	2.4%
Poland	1.7%
Singapore	0.8%
South Africa	1.7%
South Korea	18.9%
Taiwan	17.0%
Turkey	1.8%
United States	4.0%
Short-Term Investments and Net Other Assets	3.2%
100.0%
†	Based on net assets

C000095100 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Emerging Markets Fund
Class Name	Class C
Trading Symbol	ACEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Emerging Markets Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Emerging Markets Fund (Class C / ACEMX)	$122	2.30%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	2.30%	[23]
Net Assets	$ 21,647,190
Holdings Count | Holding	40	[24]
Investment Company Portfolio Turnover	28.74%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$21,647,190
Total number of portfolio holdings[1]	40
Portfolio turnover rate	28.74%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Geographical Allocation †
Argentina	1.5%
Brazil	7.8%
China	19.0%
Greece	3.4%
Hungary	2.9%
India	8.0%
Mexico	3.8%
Peru	2.1%
Philippines	2.4%
Poland	1.7%
Singapore	0.8%
South Africa	1.7%
South Korea	18.9%
Taiwan	17.0%
Turkey	1.8%
United States	4.0%
Short-Term Investments and Net Other Assets	3.2%
100.0%
†	Based on net assets

C000095101 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Emerging Markets Fund
Class Name	Class I
Trading Symbol	AIEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Emerging Markets Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Emerging Markets Fund (Class I / AIEMX)	$77	1.45%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.45%	[25]
Net Assets	$ 21,647,190
Holdings Count | Holding	40	[26]
Investment Company Portfolio Turnover	28.74%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$21,647,190
Total number of portfolio holdings[1]	40
Portfolio turnover rate	28.74%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Geographical Allocation †
Argentina	1.5%
Brazil	7.8%
China	19.0%
Greece	3.4%
Hungary	2.9%
India	8.0%
Mexico	3.8%
Peru	2.1%
Philippines	2.4%
Poland	1.7%
Singapore	0.8%
South Africa	1.7%
South Korea	18.9%
Taiwan	17.0%
Turkey	1.8%
United States	4.0%
Short-Term Investments and Net Other Assets	3.2%
100.0%
†	Based on net assets

C000078761 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Dynamic Opportunities Fund
Class Name	Class A
Trading Symbol	SPEDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Dynamic Opportunities Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Dynamic Opportunities Fund (Class A / SPEDX)	$102	2.06%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.06%	[27]
Net Assets	$ 222,514,660
Holdings Count | Holding	141	[28]
Investment Company Portfolio Turnover	216.73%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$222,514,660
Total number of portfolio holdings[1]	141
Portfolio turnover rate	216.73%
Long portfolio exposure	100.6%
Short portfolio exposure	(38.3)%
Net portfolio exposure	62.3%
Other net assets	37.7%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds, securities sold short, and derivatives.

Holdings [Text Block]
Sector Allocation †
Communication Services	9.3%
Consumer Discretionary	(0.7)%
Consumer Staples	(1.6)%
Energy	1.7%
Financials	1.8%
Health Care	6.5%
Industrials	10.4%
Information Technology	32.1%
Market Indices	(2.9)%
Materials	(1.2)%
Real Estate	1.0%
Utilities	1.3%
Short-Term Investments, Derivatives and Other Net Assets	42.3%
100.0%
†	Based on net assets

C000098121 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Dynamic Opportunities Fund
Class Name	Class C
Trading Symbol	ADOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Dynamic Opportunities Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Dynamic Opportunities Fund (Class C / ADOCX)	$139	2.83%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	2.83%	[29]
Net Assets	$ 222,514,660
Holdings Count | Holding	141	[30]
Investment Company Portfolio Turnover	216.73%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$222,514,660
Total number of portfolio holdings[1]	141
Portfolio turnover rate	216.73%
Long portfolio exposure	100.6%
Short portfolio exposure	(38.3)%
Net portfolio exposure	62.3%
Other net assets	37.7%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds, securities sold short, and derivatives.

Holdings [Text Block]
Sector Allocation †
Communication Services	9.3%
Consumer Discretionary	(0.7)%
Consumer Staples	(1.6)%
Energy	1.7%
Financials	1.8%
Health Care	6.5%
Industrials	10.4%
Information Technology	32.1%
Market Indices	(2.9)%
Materials	(1.2)%
Real Estate	1.0%
Utilities	1.3%
Short-Term Investments, Derivatives and Other Net Assets	42.3%
100.0%
†	Based on net assets

C000095104 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Dynamic Opportunities Fund
Class Name	Class Z
Trading Symbol	ADOZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Dynamic Opportunities Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Dynamic Opportunities Fund (Class Z / ADOZX)	$86	1.74%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.74%	[31]
Net Assets	$ 222,514,660
Holdings Count | Holding	141	[32]
Investment Company Portfolio Turnover	216.73%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$222,514,660
Total number of portfolio holdings[1]	141
Portfolio turnover rate	216.73%
Long portfolio exposure	100.6%
Short portfolio exposure	(38.3)%
Net portfolio exposure	62.3%
Other net assets	37.7%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds, securities sold short, and derivatives.

Holdings [Text Block]
Sector Allocation †
Communication Services	9.3%
Consumer Discretionary	(0.7)%
Consumer Staples	(1.6)%
Energy	1.7%
Financials	1.8%
Health Care	6.5%
Industrials	10.4%
Information Technology	32.1%
Market Indices	(2.9)%
Materials	(1.2)%
Real Estate	1.0%
Utilities	1.3%
Short-Term Investments, Derivatives and Other Net Assets	42.3%
100.0%
†	Based on net assets

[1]	Annualized.
[2]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[3]	Annualized.
[4]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[5]	Annualized.
[6]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[7]	Annualized.
[8]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[9]	Annualized.
[10]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds and securities sold short.
[11]	Annualized.
[12]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds and securities sold short.
[13]	Annualized.
[14]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds and securities sold short.
[15]	Annualized.
[16]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds and securities sold short.
[17]	Annualized.
[18]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds and securities sold short.
[19]	Annualized.
[20]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[21]	Annualized.
[22]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[23]	Annualized.
[24]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[25]	Annualized.
[26]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[27]	Annualized.
[28]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds, securities sold short, and derivatives.
[29]	Annualized.
[30]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds, securities sold short, and derivatives.
[31]	Annualized.
[32]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds, securities sold short, and derivatives.